UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05440

MFS INTERMEDIATE INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

Quarterly Report
January 31, 2018
MFS®  Intermediate Income Trust

Portfolio of Investments
1/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 98.1%
Apparel Manufacturers – 0.4%
Coach, Inc., 4.125%, 7/15/2027	$1,862,000	$ 1,849,097
Asset-Backed & Securitized – 7.4%
ARI Fleet Lease Trust, 2016-A, “A2”, 1.82%, 7/15/2024 (n)	$142,033	$ 141,925
Babson CLO Ltd., 13-IIA, “BR”, FLR, 3.984% (U.S. LIBOR-3mo. + 2.25%), 1/18/2025 (n)	2,166,331	2,164,553
Calvary CLO III Ltd., FLR, 2.571% (U.S. LIBOR-3mo. + 8.5%), 10/15/2026 (n)	1,998,000	1,997,191
Capital One Multi-Asset Execution Trust, 2016-A4, “A4”, 1.33%, 6/15/2022	2,880,000	2,837,938
Chesapeake Funding II LLC, 2016-1A, “A2”, FLR, 2.709% (U.S. LIBOR-1mo. + 1.15%), 3/15/2028 (n)	902,579	906,209
Chesapeake Funding II LLC, 2017-3A, “A2”, FLR, 1.899% (U.S. LIBOR-1mo. + 0.34%), 8/15/2029 (n)	5,000,000	5,005,020
Colony Starwood Homes, 2016-2A, “A”, FLR, 2.809% (LIBOR-1mo. + 1.25%), 12/17/2033 (n)	1,889,045	1,899,475
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	1,676,352	1,686,915
Credit Acceptance Auto Loan Trust, 2015-2A, “A”, 2.4%, 2/15/2023 (n)	1,111,237	1,112,321
Drive Auto Receivables Trust, 2016-CA, “A3”, 1.67%, 11/15/2019 (n)	190,504	190,470
Drive Auto Receivables Trust, 2017-AA, “A3”, 1.77%, 1/15/2020 (n)	472,544	472,494
Dryden Senior Loan Fund, 2014-34A, “CR”, CLO, FLR, 3.872% (LIBOR-3mo. + 2.15%), 10/15/2026 (n)	824,972	830,589
Enterprise Fleet Financing LLC, 2017-1, “A2”, 2.13%, 7/20/2022 (n)	800,752	799,375
Exeter Automobile Receivables Trust, 2017-1A, “A”, 1.96%, 3/15/2021 (n)	363,829	363,344
Falcon Franchise Loan LLC, 7.517%, 1/05/2023 (i)(z)	169,405	6,764
Flagship Credit Auto Trust, 2016-1, “A”, 2.77%, 12/15/2020 (n)	150,493	150,989
Ford Credit Auto Owner Trust, 2014-1,“A”, 2.26%, 11/15/2025 (n)	339,000	338,837
Ford Credit Auto Owner Trust, 2014-2,“A”, 2.31%, 4/15/2026 (n)	1,247,000	1,244,627
GMF Floorplan Owner Revolving Trust, 2017-A1, “A”, 2.22%, 1/18/2022 (n)	1,290,000	1,283,889
GS Mortgage Securities Corp., 4.592%, 8/10/2043 (n)	2,570,000	2,668,106
Hertz Fleet Lease Funding LP, 2016-1, “A2”, 1.96%, 4/10/2030 (n)	756,493	756,351
JPMorgan Chase & Co., 4.717%, 2/15/2046 (n)	2,499,789	2,612,088
Loomis, Sayles & Co., CLO, “A1”, FLR, 3.252% (U.S. LIBOR-3mo. + 1.53%), 10/15/2027 (n)	1,117,883	1,127,654
Shackleton CLO Ltd., 2015-8A, “A1R”, FLR, 2.664% (U.S. LIBOR-3mo. + 1.51%), 10/20/2027 (n)	1,998,000	1,998,300
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/2032 (n)	456,347	453,768
SPS Servicer Advance Receivables Trust, 2016-T1, “AT1”, 2.53%, 11/16/2048 (n)	2,360,000	2,360,368
Tricon American Homes 2015-SFR1, Trust “1A”, 2.589%, 11/17/2033 (n)	1,300,000	1,271,569
UBS Commercial Mortgage Trust 2017-C1, “A4”, 3.544%, 11/15/2050	875,000	882,797
		$ 37,563,926
Automotive – 0.8%
General Motors Financial Co., Inc., 3.95%, 4/13/2024	$4,000,000	$ 4,048,331
Broadcasting – 0.2%
Time Warner, Inc., 3.8%, 2/15/2027	$1,231,000	$ 1,211,505
Building – 0.6%
Martin Marietta Materials, Inc., 3.5%, 12/15/2027	$2,946,000	$ 2,867,757
Business Services – 0.2%
Fidelity National Information Services, Inc., 5%, 10/15/2025	$751,000	$ 814,670
Cable TV – 1.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	$1,350,000	$ 1,411,480
Cox Communications, Inc., 3.25%, 12/15/2022 (n)	2,925,000	2,914,703
Cox Communications, Inc., 3.15%, 8/15/2024 (n)	1,720,000	1,681,677
Time Warner Cable, Inc., 4%, 9/01/2021	2,770,000	2,823,798
		$ 8,831,658

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Chemicals – 1.4%
Dow Chemical Co., 8.55%, 5/15/2019	$2,490,000	$ 2,679,931
LyondellBasell Industries N.V., 5%, 4/15/2019	336,000	343,687
Sherwin-Williams Co., 3.125%, 6/01/2024	4,000,000	3,935,122
		$ 6,958,740
Computer Software – 0.8%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 3.48%, 6/01/2019 (n)	$1,140,000	$ 1,150,078
Microsoft Corp., 3.125%, 11/03/2025	3,110,000	3,121,184
		$ 4,271,262
Computer Software - Systems – 0.5%
Apple, Inc., 3.35%, 2/09/2027	$2,700,000	$ 2,699,586
Conglomerates – 0.2%
General Electric Capital Corp., 6%, 8/07/2019	$338,000	$ 355,140
Roper Technologies, Inc., 2.8%, 12/15/2021	651,000	645,873
		$ 1,001,013
Consumer Products – 1.2%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	$2,274,000	$ 2,307,132
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	4,000,000	3,841,258
		$ 6,148,390
Consumer Services – 0.8%
Alibaba Group Holding Ltd., 2.8%, 6/06/2023	$1,605,000	$ 1,573,992
Priceline Group, Inc., 3.55%, 3/15/2028	2,737,000	2,679,049
		$ 4,253,041
Defense Electronics – 0.3%
BAE Systems Holdings, Inc., 6.375%, 6/01/2019 (n)	$1,400,000	$ 1,467,329
Electrical Equipment – 0.3%
Molex Electronic Technologies LLC, 2.878%, 4/15/2020 (n)	$1,703,000	$ 1,698,249
Emerging Market Quasi-Sovereign – 1.3%
Corporacion Financiera de Desarrollo S.A., 3.25%, 7/15/2019 (n)	$1,337,000	$ 1,347,028
Corporacion Financiera de Desarrollo S.A., 4.75%, 2/08/2022 (n)	228,000	239,104
Petroleos Mexicanos, 6%, 3/05/2020	2,970,000	3,142,705
Sinopec Capital (2013) Ltd., 3.125%, 4/24/2023 (n)	733,000	719,537
State Grid International Development Co. Ltd., 1.75%, 5/22/2018 (n)	1,330,000	1,326,584
		$ 6,774,958
Emerging Market Sovereign – 0.2%
Republic of Poland, 5%, 3/23/2022	$772,000	$ 833,570
Energy - Integrated – 0.6%
BP Capital Markets PLC, 4.5%, 10/01/2020	$853,000	$ 895,053
BP Capital Markets PLC, 4.742%, 3/11/2021	1,810,000	1,922,216
		$ 2,817,269
Financial Institutions – 0.2%
GE Capital International Funding Co., 2.342%, 11/15/2020	$984,000	$ 970,345
Food & Beverages – 2.8%
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/01/2021	$6,000,000	$ 5,980,790
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023	2,308,000	2,326,159
Kraft Heinz Foods Co., 6.125%, 8/23/2018	2,380,000	2,433,180
Want Want China Finance Co., 1.875%, 5/14/2018 (n)	1,430,000	1,426,026

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)	$1,876,000	$ 1,915,078
		$ 14,081,233
Insurance – 1.4%
American International Group, Inc., 3.75%, 7/10/2025	$2,808,000	$ 2,838,700
American International Group, Inc., 3.9%, 4/01/2026	2,850,000	2,896,030
Metropolitan Life Global Funding I, 2%, 4/14/2020 (n)	1,600,000	1,579,623
		$ 7,314,353
Insurance - Property & Casualty – 0.6%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	$3,110,000	$ 3,087,345
International Market Quasi-Sovereign – 1.1%
Dexia Credit Local S.A., 2.25%, 1/30/2019 (n)	$3,280,000	$ 3,278,980
Dexia Credit Local S.A., 1.875%, 9/15/2021 (n)	2,510,000	2,431,886
		$ 5,710,866
Internet – 0.3%
Baidu, Inc., 2.75%, 6/09/2019	$1,510,000	$ 1,508,606
Local Authorities – 0.6%
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, 0%, 2/15/2023	$3,704,000	$ 3,059,726
Machinery & Tools – 0.6%
CNH Industrial Capital LLC, 3.85%, 11/15/2027	$3,066,000	$ 3,042,661
Major Banks – 12.3%
Bank of America Corp., 6.875%, 4/25/2018	$1,000,000	$ 1,011,230
Bank of America Corp., 2.151%, 11/09/2020	750,000	739,680
Bank of America Corp., 3.124% to 1/20/2022, FLR to 1/20/2023	5,400,000	5,411,207
Bank of America Corp., 4.125%, 1/22/2024	2,876,000	3,008,781
Barclays PLC, 3.25%, 1/12/2021	3,848,000	3,860,483
Commonwealth Bank of Australia, 5%, 10/15/2019 (n)	2,560,000	2,662,664
Credit Suisse Group AG, 3.574%, 1/09/2023 (n)	1,500,000	1,509,776
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)	915,000	1,022,513
Credit Suisse Group AG, 3.869%, 1/12/2029 (z)	2,076,000	2,063,162
Goldman Sachs Group, Inc., 2%, 4/25/2019	260,000	258,531
Goldman Sachs Group, Inc., 5.75%, 1/24/2022	1,924,000	2,109,305
Goldman Sachs Group, Inc., 3%, 4/26/2022	1,720,000	1,708,127
Goldman Sachs Group, Inc., 2.908% to 6/05/2022, FLR to 6/05/2023	1,750,000	1,717,069
HSBC Holdings PLC, 3.262% to 3/13/2022, FLR to 3/13/2023	4,000,000	4,009,843
HSBC Holdings PLC, 3.033% to 3/13/2022, FLR to 11/22/2023	1,500,000	1,486,255
ING Bank N.V., 5.8%, 9/25/2023 (n)	2,912,000	3,219,470
JPMorgan Chase & Co., 2.2%, 10/22/2019	2,090,000	2,080,215
JPMorgan Chase & Co., 4.625%, 5/10/2021	2,890,000	3,054,621
Lloyds Bank PLC, 3.75%, 1/11/2027	1,400,000	1,394,903
Mitsubishi UFJ Financial Group, Inc., 2.95%, 3/01/2021	1,140,000	1,139,415
Morgan Stanley, 6.625%, 4/01/2018	1,532,000	1,543,827
Morgan Stanley, 5.625%, 9/23/2019	640,000	670,595
Morgan Stanley, 3.7%, 10/23/2024	1,816,000	1,844,678
Morgan Stanley, 3.875%, 1/27/2026	5,400,000	5,517,566
Skandinaviska Enskilda Banken AB, 2.45%, 5/27/2020 (n)	1,810,000	1,801,819
Sumitomo Mitsui Financial Group, Inc., 3.102%, 1/17/2023	1,145,000	1,138,249
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	2,449,000	2,535,552
UBS Group Funding Ltd., 3%, 4/15/2021 (n)	2,505,000	2,501,122
UBS Group Funding Ltd., FLR, 3.114% (U.S. LIBOR-3mo. + 1.44%), 9/24/2020 (n)	1,680,000	1,718,328
		$ 62,738,986

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – 0.4%
Laboratory Corp. of America Holdings, 2.625%, 2/01/2020	$2,120,000	$ 2,116,957
Medical Equipment – 0.5%
Abbott Laboratories, 3.4%, 11/30/2023	$2,285,000	$ 2,301,985
Metals & Mining – 2.1%
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 3/15/2018	$1,090,000	$ 1,089,673
Freeport-McMoRan Copper & Gold, Inc., 3.1%, 3/15/2020	1,740,000	1,740,000
Glencore Funding LLC, 2.125%, 4/16/2018 (n)	1,270,000	1,269,771
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	1,518,000	1,560,793
Glencore Funding LLC, 4%, 4/16/2025 (n)	880,000	885,386
Glencore Funding LLC, 3.875%, 10/27/2027 (n)	1,887,000	1,846,807
Kinross Gold Corp., 5.95%, 3/15/2024	1,897,000	2,084,575
		$ 10,477,005
Midstream – 0.7%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 3.5%, 12/01/2022	$1,584,000	$ 1,583,429
Kinder Morgan Energy Partners LP, 3.5%, 3/01/2021	1,854,000	1,879,999
		$ 3,463,428
Mortgage-Backed – 1.5%
Fannie Mae, 5.5%, 2/01/2018	181	$ 181
Fannie Mae, 4.5%, 3/01/2019	142,233	143,436
Fannie Mae, 5%, 5/01/2019 - 12/01/2020	39,821	40,441
Fannie Mae, 6.5%, 11/01/2031	863,616	966,198
Fannie Mae, FLR, 1.911% (LIBOR-1mo. + 0.35%), 5/25/2018	166,902	166,676
Freddie Mac, 5%, 6/01/2019 - 6/01/2019	89,199	90,616
Freddie Mac, 5.5%, 11/01/2019 - 6/01/2020	222,024	226,655
Freddie Mac, 4.224%, 3/25/2020	2,249,154	2,323,212
Freddie Mac, 6%, 5/01/2021 - 8/01/2034	31,986	34,113
Freddie Mac, 3.064%, 8/25/2024	1,457,127	1,470,939
Freddie Mac, 3.243%, 4/25/2027	935,000	945,900
Freddie Mac, 3.187%, 9/25/2027	550,000	553,224
Ginnie Mae, 6%, 6/15/2033 - 10/15/2036	564,216	633,042
Ginnie Mae, 6.158%, 4/20/2058	49,925	53,638
		$ 7,648,271
Municipals – 0.3%
Puerto Rico Electric Power Authority Rev., “RR”, 5%, 7/01/2022	$1,675,000	$ 1,648,468
Network & Telecom – 1.7%
AT&T, Inc., 3.4%, 5/15/2025	$5,400,000	$ 5,254,176
AT&T, Inc., 3.9%, 8/14/2027	2,000,000	1,991,284
British Telecommunications PLC, 2.35%, 2/14/2019	1,330,000	1,331,161
		$ 8,576,621
Oils – 0.9%
Andeavor, 3.8%, 4/01/2028	$985,000	$ 968,940
Marathon Petroleum Corp., 3.625%, 9/15/2024	1,003,000	1,013,689
Valero Energy Corp., 3.4%, 9/15/2026	2,353,000	2,328,802
		$ 4,311,431
Other Banks & Diversified Financials – 1.7%
Citizens Bank N.A., 2.55%, 5/13/2021	$910,000	$ 900,667
Compass Bank, 2.875%, 6/29/2022	1,826,000	1,789,612
First Republic Bank, 2.375%, 6/17/2019	578,000	575,483
Groupe BPCE S.A., 12.5% to 9/30/2019, FLR to 12/31/2049 (n)	2,556,000	2,933,010
Lloyds Bank PLC, 2.3%, 11/27/2018	780,000	781,269

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – continued
SunTrust Banks, Inc., 2.7%, 1/27/2022	$1,803,000	$ 1,779,748
		$ 8,759,789
Pharmaceuticals – 2.4%
Actavis Funding SCS, 3.45%, 3/15/2022	$3,000,000	$ 3,017,298
Celgene Corp., 2.75%, 2/15/2023	2,628,000	2,565,564
Gilead Sciences, Inc., 3.65%, 3/01/2026	3,740,000	3,824,155
Shire Acquisitions Investments Ireland Designated Activity Co., 2.875%, 9/23/2023	3,000,000	2,909,347
		$ 12,316,364
Real Estate - Retail – 0.1%
Kimco Realty Corp., REIT, 6.875%, 10/01/2019	$690,000	$ 736,311
Retailers – 0.5%
Alimentation Couche-Tard, Inc., 2.7%, 7/26/2022 (n)	$2,700,000	$ 2,641,825
Supranational – 0.6%
Corporacion Andina de Fomento, 4.375%, 6/15/2022	$2,950,000	$ 3,119,478
Telecommunications - Wireless – 2.0%
American Tower Corp., REIT, 3.55%, 7/15/2027	$4,000,000	$ 3,874,312
American Tower Trust I, REIT, 1.551%, 3/15/2043 (n)	1,540,000	1,538,518
Crown Castle International Corp., 3.65%, 9/01/2027	947,000	923,141
Rogers Communications, Inc., 6.8%, 8/15/2018	1,490,000	1,526,558
SBA Tower Trust, 2.898%, 10/11/2044 (n)	1,920,000	1,924,854
SBA Tower Trust, 2.877%, 7/10/2046 (n)	586,000	583,070
		$ 10,370,453
Tobacco – 1.1%
B.A.T. Capital Corp., 3.557%, 8/15/2027 (n)	$2,018,000	$ 1,972,675
Reynolds American, Inc., 8.125%, 6/23/2019	1,316,000	1,413,354
Reynolds American, Inc., 6.875%, 5/01/2020	1,340,000	1,459,316
Reynolds American, Inc., 3.25%, 6/12/2020	614,000	620,968
		$ 5,466,313
Transportation - Services – 0.5%
TTX Co., 2.6%, 6/15/2020 (n)	$2,450,000	$ 2,442,993
U.S. Government Agencies and Equivalents – 0.7%
AID-Ukraine, 1.847%, 5/29/2020	$2,500,000	$ 2,476,013
Small Business Administration, 6.35%, 4/01/2021	82,202	85,289
Small Business Administration, 6.34%, 5/01/2021	76,719	79,545
Small Business Administration, 6.44%, 6/01/2021	88,371	91,706
Small Business Administration, 6.625%, 7/01/2021	98,245	102,192
Small Business Administration, 5.34%, 11/01/2021	293,819	302,207
Small Business Administration, 4.93%, 1/01/2024	154,065	160,500
Small Business Administration, 5.36%, 11/01/2025	233,379	245,059
Small Business Administration, 5.39%, 12/01/2025	186,908	196,419
		$ 3,738,930
U.S. Treasury Obligations – 37.7%
U.S. Treasury Notes, 0.75%, 4/30/2018	$90,000,000	$ 89,846,780
U.S. Treasury Notes, 1.75%, 11/30/2021	65,000,000	63,400,390
U.S. Treasury Notes, 1.75%, 2/28/2022	23,000,000	22,383,672
U.S. Treasury Notes, 1.625%, 5/15/2026 (f)	17,420,000	16,017,554
		$ 191,648,396

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – 3.9%
Dominion Resources, Inc., 3.9%, 10/01/2025	$2,641,000	$ 2,709,494
E.ON International Finance B.V., 5.8%, 4/30/2018 (n)	3,000,000	3,026,718
Emera U.S. Finance LP, 2.15%, 6/15/2019	670,000	665,883
Enel Finance International N.V., 2.75%, 4/06/2023 (n)	3,500,000	3,400,425
Enersis Americas S.A., 4%, 10/25/2026	252,000	253,698
Eversource Energy, 2.5%, 3/15/2021	1,000,000	993,475
FirstEnergy Corp., 3.9%, 7/15/2027	2,827,000	2,856,039
NextEra Energy Capital Holdings, Inc., 2.3%, 4/01/2019	1,714,000	1,710,311
Oncor Electric Delivery Co., 4.1%, 6/01/2022	2,206,000	2,298,547
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)	546,000	579,255
Transelec S.A., 4.625%, 7/26/2023 (n)	927,000	980,495
Transelec S.A., 4.25%, 1/14/2025 (n)	228,000	235,218
		$ 19,709,558
Total Bonds		$499,119,048
Investment Companies (h) – 1.4%
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 1.44% (v)	6,913,826	$ 6,913,135
Other Assets, Less Liabilities – 0.5%		2,749,413
Net Assets – 100.0%		$508,781,596
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $6,913,135 and $499,119,048, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $106,266,841, representing 20.9% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Credit Suisse Group AG, 3.869%, 1/12/2029	1/5/18	$2,083,819	$2,063,162
Falcon Franchise Loan LLC, 7.517%, 1/05/2023	1/18/02	6,764	6,764
Total Restricted Securities			$2,069,926
% of Net assets			0.4%
The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 1/31/18
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Long	USD	368	$44,740,750	March – 2018	$(1,248,602)
At January 31, 2018, the fund had liquid securities with an aggregate value of $372,393 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of January 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$195,387,326	$—	$195,387,326
Non-U.S. Sovereign Debt	—	16,438,872	—	16,438,872
Municipal Bonds	—	4,708,194	—	4,708,194
U.S. Corporate Bonds	—	156,841,022	—	156,841,022
Residential Mortgage-Backed Securities	—	10,819,315	—	10,819,315
Commercial Mortgage-Backed Securities	—	7,856,670	—	7,856,670
Asset-Backed Securities (including CDOs)	—	26,536,211	—	26,536,211
Foreign Bonds	—	80,531,438	—	80,531,438
Mutual Funds	6,913,135	—	—	6,913,135
Total	$6,913,135	$499,119,048	$—	$506,032,183
Other Financial Instruments
Futures Contracts - Liabilities	$(1,248,602)	$—	$—	$(1,248,602)
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Transactions in Underlying Affiliated Funds-Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	7,134,327	31,019,188	(31,239,689)	6,913,826
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(1,624)	$—	$—	$33,987	$6,913,135

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INTERMEDIATE INCOME TRUST

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: March 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: March 19, 2018

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 19, 2018

*	Print name and title of each signing officer under his or her signature.